Expense Example, No Redemption {- Franklin Federal Tax-Free Income Fund} - Franklin Federal Tax-Free Income Fund-22 - Franklin Federal Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 119
3 Years	372
5 Years	644
10 Years	$ 1,420